787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 16, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Aberdeen Funds

Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 71 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purposes of adding a new series to the Trust, Aberdeen U.S. Mid Cap Equity Fund, and making certain changes to the investment strategies and investment risks of certain series of the Trust. In addition, we note that the Aberdeen Small Cap Fund has been renamed the Aberdeen U.S. Small Cap Equity Fund, the Aberdeen Global Small Cap Fund has been renamed the Aberdeen International Small Cap Fund and the Aberdeen U.S. Equity Fund has been renamed the Aberdeen U.S. Multi-Cap Equity Fund.  On or around February 26, 2016, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring each existing series’ financial statements and other information up to date.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:           Lucia Sitar, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

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